Consolidated Balance Sheets - USD ($)		Mar. 31, 2023	Mar. 31, 2022
CURRENT ASSETS:
Cash		$ 1,766,441	$ 18,266,000	[1]
Accounts receivable, net		89,447,155	40,959,958	[1]
Accounts receivable - related parties, net		327,807	595	[1]
Merchandise inventories, net		7,187,800	31,351,002	[1]
Due from related parties		444,567	694,428	[1]
Compensation receivable for consumption tax, current		3,912,719		[1]
Prepaid expenses and other current assets, net		3,542,864	10,617,045	[1]
TOTAL CURRENT ASSETS		106,629,353	101,889,028	[1]
Property and equipment, net		12,938,598	13,319,503	[1]
Operating lease right-of-use assets		2,709,954	4,209,681	[1]
Long term investment		169,148	168,509	[1]
Compensation receivable for consumption tax, non-current, net		19,230,370		[1]
Long-term prepaid expenses and other non-current assets, net		4,997,857	7,366,719	[1]
Deferred tax assets, net	[1]		518,909
TOTAL ASSETS		146,675,280	127,472,349	[1]
CURRENT LIABILITIES:
Short-term borrowings		60,636,412	40,328,982	[1]
Current portion of long-term borrowings		2,783,445	1,454,378	[1]
Accounts payable		12,719,160	8,035,353	[1]
Accounts payable - related parties	[1]		132,047
Due to related parties		297,559	193,841	[1]
Deferred revenue		146,024	104,663	[1]
Taxes payable		18,219,803	740,552	[1]
Operating lease liabilities, current		1,323,900	1,951,408	[1]
Finance lease liabilities, current		369,786	320,555	[1]
Representative's warrants liability		24,663	181,740	[1]
Other payables and other current liabilities		1,520,756	3,371,836	[1]
TOTAL CURRENT LIABILITIES		98,041,508	56,815,355	[1]
Operating lease liabilities, non-current		1,416,508	2,308,885	[1]
Finance lease liabilities, non-current		622,922	673,612	[1]
Long-term borrowings		10,326,399	21,117,985	[1]
Other non-current liabilities		2,535,123	2,104,472	[1]
Deferred tax liabilities, net		4,451,077		[1]
TOTAL LIABILITIES		117,393,537	83,020,309	[1]
COMMITMENTS AND CONTINGENCIES	[1]
Ordinary shares, 100,000,000 shares authorized; 36,250,054 shares and 36,250,054 shares issued and outstanding as of March 31, 2023 and 2022, respectively		14,694,327	14,694,327	[1]
Capital reserve		9,078,915	11,921,065	[1]
Retained earnings		13,577,844	21,626,666	[1]
Accumulated other comprehensive loss		(8,069,343)	(3,790,018)	[1]
TOTAL SHAREHOLDERS’ EQUITY	[2]	29,281,743	44,452,040	[1]
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 146,675,280	$ 127,472,349	[1]

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[2]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.